TAXATION - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	28.00%	26.60%	25.60%
Profit before tax	£ 1,349	£ 2,100	£ 1,874
Applicable tax rate (percentage)	25.00%	23.50%	19.00%
Tax expense (income) at applicable tax rate	£ 337	£ 494	£ 356
Bank surcharge on profits	41	85	121
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	12	10	13
Non-deductible conduct remediation, fines and penalties	3	13	48
Other non-deductible costs and non-taxable income	26	2	29
Effect of change in tax rate on deferred tax provision	0	2	(29)
Tax relief on dividends in respect of other equity instruments	(36)	(34)	(40)
Adjustment to prior year provisions	(14)	(22)	(27)
Tax on profit from continuing operations	£ 378	£ 559	£ 480